UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from August 1, 2007 to August 31, 2007
                        ---------------------------------

                    Commission File Number of issuing entity:
                                  333-140609-03

                           RAAC SERIES 2007-SP2 TRUST
                   (Exact name of issuing entity as specified
                                 in its charter)

                 Commission File Number of depositor: 333-140609

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                Delaware                                      None
----------------------------------------        ------------------------------
      (State or other jurisdiction of            (I.R.S. Employer Identification
   incorporation or organization of the                        No.)
              issuing entity)

c/o Residential Funding Company, LLC, as Master
Servicer

     8400 Normandale Lake Boulevard
      Minneapolis, Minnesota                                   55437
----------------------------------               -------------------------------
(Address of principal executive offices of                   (Zip Code)
              issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                       Name of
                                                                      exchange
                               Section      Section     Section      (If Section
                                 12(b)       12(g)       15(d)          12(b))
    Mortgage Asset-Backed
  Pass-Through Certificates,
   Series 2007-SP2, in the
   classes  specified herein     [___]        [___]       [ X ]      ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_   No___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Mortgage Asset-Backed Pass-Through Certificates, Series 2007-SP2 (the "Certificates"), dated July 9, 2007, and related Prospectus dated April 17, 2007 (collectively, the "Prospectus"), of the RAAC Series 2007-SP2 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class M-1, Class M-2, Class M-3 and Class M-4.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of June 1, 2007, among Residential Asset Mortgage Products, Inc., as depositor, Residential Funding Company, LLC, as master servicer, and LaSalle Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 25, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of July 11, 2007, between Residential Funding Company, LLC and Residential Asset Mortgage Products, Inc (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 25, 2007).

Exhibit 10.3 Confirmation, dated as of July 11, 2007, between HSBC Bank USA, National Association and LaSalle Bank National Association, as trustee on behalf of the RAAC Series 2007-SP2 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 25, 2007).

Exhibit 10.4 Confirmation, dated as of July 11, 2007, between HSBC Bank USA, National Association and LaSalle Bank National Association, as trustee on behalf of the RAAC Series 2007-SP2 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 25, 2007).

Exhibit 10.5 Credit Support Annex, dated as of July 11, 2007, between HSBC Bank USA, N.A. and U.S. Bank National Association, as Supplemental Interest Trust Trustee on behalf of the RAAC Series 2007-SP2 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 25, 2007).

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders.

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  September 25, 2007



                           RAAC SERIES 2007-SP2 TRUST
                                    (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                    as Master Servicer


                                    By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

              EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS